FINANCIAL RISK MANAGEMENT - Fair values (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL RISK MANAGEMENT
Financial assets	Rp 37,438	Rp 39,348
Financial liabilities	64,189	56,772
Financial assets, fair value	1,541
Financial liabilities, fair value	34,753	31,099
Transfer from level 1 to level 2, Assets	0
Transfer from level 2 to level 1, Assets	0
Transfer from level 1 to level 2, Liabilities	0
Transfer from level 2 to level 1, Liabilities	0
Transfer from level 3, Assets	0
Transfer to level 3, Assets	0
Transfer from level 3, Liabilities	0
Transfer to level 3, Liabilities	0
Level 1
FINANCIAL RISK MANAGEMENT
Financial assets, fair value	1,151
Financial liabilities, fair value	10,051	9,342
Level 2
FINANCIAL RISK MANAGEMENT
Financial assets, fair value	17
Level 3
FINANCIAL RISK MANAGEMENT
Financial assets, fair value	373
Financial liabilities, fair value	24,702	21,757
Gain or loss recognised in profit or loss	0
Gain or loss recognised in comprehensive income	0
Carrying value
FINANCIAL RISK MANAGEMENT
Financial assets	1,541
Financial liabilities	33,479	30,888
Two-step loans | Financial liabilities measured at amortized cost
FINANCIAL RISK MANAGEMENT
Financial liabilities	1,098	1,292
Financial liabilities, fair value	1,111	1,312
Two-step loans | Financial liabilities measured at amortized cost | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	1,111	1,312
Two-step loans | Financial liabilities measured at amortized cost | Carrying value
FINANCIAL RISK MANAGEMENT
Financial liabilities	1,098	1,292
Bonds and notes | Financial liabilities measured at amortized cost
FINANCIAL RISK MANAGEMENT
Financial liabilities	8,982	9,323
Financial liabilities, fair value	10,051	9,684
Bonds and notes | Financial liabilities measured at amortized cost | Level 1
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	10,051	9,342
Bonds and notes | Financial liabilities measured at amortized cost | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value		342
Bonds and notes | Financial liabilities measured at amortized cost | Carrying value
FINANCIAL RISK MANAGEMENT
Financial liabilities	8,982	9,323
Long-term bank loans | Financial liabilities measured at amortized cost
FINANCIAL RISK MANAGEMENT
Financial liabilities	18,004	15,566
Financial liabilities, fair value	18,126	15,404
Long-term bank loans | Financial liabilities measured at amortized cost | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	18,126	15,404
Long-term bank loans | Financial liabilities measured at amortized cost | Carrying value
FINANCIAL RISK MANAGEMENT
Financial liabilities	18,004	15,566
Obligations under finance leases | Financial liabilities measured at amortized cost
FINANCIAL RISK MANAGEMENT
Financial liabilities	3,804	4,010
Financial liabilities, fair value	3,804	4,010
Obligations under finance leases | Financial liabilities measured at amortized cost | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	3,804	4,010
Obligations under finance leases | Financial liabilities measured at amortized cost | Carrying value
FINANCIAL RISK MANAGEMENT
Financial liabilities	3,804	4,010
Other borrowings | Financial liabilities measured at amortized cost
FINANCIAL RISK MANAGEMENT
Financial liabilities	1,295	697
Financial liabilities, fair value	1,365	689
Other borrowings | Financial liabilities measured at amortized cost | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	1,365	689
Other borrowings | Financial liabilities measured at amortized cost | Carrying value
FINANCIAL RISK MANAGEMENT
Financial liabilities	1,295	697
Other liabilities | Financial liabilities measured at amortized cost
FINANCIAL RISK MANAGEMENT
Financial liabilities	296
Financial liabilities, fair value	296
Other liabilities | Financial liabilities measured at amortized cost | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	296
Other liabilities | Financial liabilities measured at amortized cost | Carrying value
FINANCIAL RISK MANAGEMENT
Financial liabilities	296
Available-for-sale investments | Available-for-sale financial assets
FINANCIAL RISK MANAGEMENT
Financial assets, fair value	1,541	1,158
Available-for-sale investments | Available-for-sale financial assets | Level 1
FINANCIAL RISK MANAGEMENT
Financial assets, fair value	1,151	1,058
Available-for-sale investments | Available-for-sale financial assets | Level 2
FINANCIAL RISK MANAGEMENT
Financial assets, fair value	17	100
Available-for-sale investments | Available-for-sale financial assets | Level 3
FINANCIAL RISK MANAGEMENT
Financial assets, fair value	373
Available-for-sale investments | Available-for-sale financial assets | Carrying value
FINANCIAL RISK MANAGEMENT
Financial assets	Rp 1,541	Rp 1,158